Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2017
Exploration For And Evaluation Of Mineral Resources [Abstract]
Schedule of Exploration and Evaluation Assets

($ millions)	2017	2016
Exploration and evaluation assets at cost	2,305.1	2,080.7
Accumulated amortization	(1,670.2)	(1,582.6)
Net carrying amount	634.9	498.1

Reconciliation of movements during the year
Cost, beginning of year	2,080.7	1,961.0
Accumulated amortization, beginning of year	(1,582.6)	(1,420.3)
Net carrying amount, beginning of year	498.1	540.7

Net carrying amount, beginning of year	498.1	540.7
Acquisitions through business combinations, net	116.9	62.9
Additions	729.1	314.8
Dispositions	(12.9)	(0.4)
Transfers to property, plant and equipment	(541.4)	(238.3)
Amortization	(134.3)	(172.5)
Foreign exchange	(20.6)	(9.1)
Net carrying amount, end of year	634.9	498.1

($ millions)	2017	2016
Development and production assets	25,881.1	24,846.9
Corporate assets	106.4	102.4
Property, plant and equipment at cost	25,987.5	24,949.3
Accumulated depletion, depreciation and impairment	(11,925.1)	(10,774.4)
Net carrying amount	14,062.4	14,174.9

Reconciliation of movements during the year
Development and production assets
Cost, beginning of year	24,846.9	23,677.4
Accumulated depletion and impairment, beginning of year	(10,735.5)	(8,795.5)
Net carrying amount, beginning of year	14,111.4	14,881.9

Net carrying amount, beginning of year	14,111.4	14,881.9
Acquisitions through business combinations, net	220.2	218.2
Additions	1,211.8	909.5
Dispositions, net	(332.7)	(56.4)
Transfers from exploration and evaluation assets	541.4	238.3
Reclassified as assets held for sale	(26.4)	—
Depletion	(1,394.4)	(1,427.0)
Impairment	(203.6)	(611.4)
Foreign exchange	(123.7)	(41.7)
Net carrying amount, end of year	14,004.0	14,111.4

Cost, end of year	25,881.1	24,846.9
Accumulated depletion and impairment, end of year	(11,877.1)	(10,735.5)
Net carrying amount, end of year	14,004.0	14,111.4

Corporate assets
Cost, beginning of year	102.4	101.5
Accumulated depreciation, beginning of year	(38.9)	(29.7)
Net carrying amount, beginning of year	63.5	71.8

Net carrying amount, beginning of year	63.5	71.8
Additions	4.2	0.9
Depreciation	(9.1)	(9.2)
Foreign exchange	(0.2)	—
Net carrying amount, end of year	58.4	63.5

Cost, end of year	106.4	102.4
Accumulated depreciation, end of year	(48.0)	(38.9)
Net carrying amount, end of year	58.4	63.5